Oil and Natural Gas Properties	4 Months Ended
May 21, 2014
Oil and Gas Property [Abstract]
Oil and Natural Gas Properties

NOTE 3 – OIL AND NATURAL GAS PROPERTIES

As of May 21, 2014 the Company had $1,898,947 in capitalized costs for unproved oil and natural gas properties.

Project Description

The oil and natural gas assets were transferred from a related party to the Company in exchange for 1,000,000 shares of common stock on May 21, 2014. As the leases were transferred to the Company by significant shareholders of the Company, the leases were recorded based on the historical cost basis of the contributing shareholders. The Company has a substantial land position with 80,000 acres over a shallow, conventional oil play in north central Kansas. It is located in a four county area and is geographically defined by the boundaries of the productive North American Rift System. The Company will begin an eight well drilling program with two permitted wells at 12.5% working interests each and six additional wells at 25% working interests each.